Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt
9.	DEBT

Debt is classified under current and non-current liabilities held for sale on the balance sheet.

Long-term debt consisted of the following:

Equipment Notes Payable

	December 31, 2019	December 31, 2018
Note payable with monthly payments of $716, including interest at 6.50% per annum through November 2020.	$-	$18,707
Note payable with monthly payments of $615, including interest at 6.80% per annum through August 2021.	-	18,383
Note payable with monthly payments of $1,294, including interest at 14.72% per annum through March 2023.	40,733	50,072
Note payable with monthly payments of $1,063, including interest at 5.76% per annum through April 2021.	10,276	18,539

Note payable with monthly payments of $983, including interest at 4.90% per annum through August 2024.	48,566	-
Note payable with monthly payments of $947 including interest at 6.14% per annum through December 2024.	$-	$54,328
Total:	$99,575	$160,029
Less current portion:	(27,435)	(38,991)
Total non-current portion:	$72,140	$121,038

As of December 31, 2019, approximate principal payments to be made on these debt obligations are as follows:

Year ending December 31:	Amount
2020	$27,435
2021	21,131
2022	19,895
2023	24,161
2024	6,953
Thereafter	-
Notes payable obligation	99,575

2018 Convertible Note Payable

On January 2, 2018, the Company entered into a securities purchase agreement with two of its directors, pursuant to which the Company sold an aggregate principal amount of $400,000 in 12% Convertible Debentures (the “2018 Debentures”). The 2018 Debentures, together with any accrued and unpaid interest, become due and payable on January 2, 2020 (the “2020 Maturity Date”). Interest on the 2018 Debentures accrues at the rate of 12% per annum, payable monthly in cash, beginning on February 1, 2018 and through the 2020 Maturity Date. The 2018 Debentures are convertible into common stock at a conversion price of $15.00 per share at the discretion of the holder, with special provisions applying to any holder whose conversion would result in the holder beneficially owning more than 4.99% of the Company’s common stock.

In connection with this convertible note payable, the Company recorded a $395,000 discount on debt, related to the beneficial conversion feature of the note to be amortized over the life of the note using the effective interest method, or until the note is converted or repaid.

On February 8, 2019, the 2018 Debentures were amended to reduce the interest rate to 10% and reduce the conversion price to $10.00 (the “Revised Debentures”), providing the issuance of an additional 266,667 shares upon conversion. In conjunction with these amendments, the convertible note was re-evaluated in accordance with ASC 470-50 - Debt Modifications and Extinguishments (“ASC 470”), and it was determined that the change in terms resulted in a substantial modification. As a result, the carrying value of the Revised Debentures at the time of the transaction, along with the related beneficial conversion feature, were derecognized and the Revised Debentures were recorded at present value, resulting in a loss on debt extinguishment of $269,793. Of this amount, $53,333 represented the historical beneficial conversion feature and has been treated as a debt discount and is being amortized over the life of the Revised Debentures using the effective interest method. As the holders of the Revised Debentures are related parties to the Company, ASC 470 provides for treatment as a capital contribution of $216,460, which represents the related extinguishment loss and will instead be recorded within the Company’s Additional Paid in Capital balance. In connection with the Revised Debentures, the Company incurred $2,500 of legal fees and recorded a $160,000 beneficial conversion feature, both of which are recorded as a discount on debt and amortized over the life of the note using the effective interest method, or until the note is converted or repaid.

The principal balance was $415,000 at December 31, 2019 and unamortized discount was $6,106 and $137,125, respectively, as of December 31, 2019 and December 31, 2018.

2019 Convertible Note Payable

On February 8, 2019, the Company entered into a securities purchase agreement with two of its directors, pursuant to which the Company sold an aggregate principal amount of $150,000 in 10% Convertible Debentures (the “2019 Debentures”). The 2019 Debentures, together with any accrued and unpaid interest, become due and payable on February 8, 2021 (the “2021 Maturity Date”). Interest on the 2019 Debentures accrues at the rate of 10% per annum, payable monthly in cash, beginning on March 1, 2019 and through the 2021 Maturity Date. The 2019 Debentures are convertible into common stock at a conversion price of $10.00 per share at the discretion of the holder, with special provisions applying to any holder whose conversion would result in the holder beneficially owning more than 4.99% of the Company’s common stock.

In connection with this convertible note payable, the Company recorded a $97,500 discount on debt, related to the beneficial conversion feature of the note to be amortized over the life of the note using the effective interest method, or until the note is converted or repaid.

The principal balance was $150,000 and unamortized discount was $85,124 as of December 31, 2019.

Interest Expense

For the year ended December 31, 2019, the Company incurred interest expense of $156,394 related to the amortization of the 2018 Debentures debt discount and $31,434 for the 2019 Debentures debt discount. For the year ended December 31, 2018, the Company incurred interest expense of $29,122 related to the amortization of the discount.

2019 Convertible Note Financing

On October 17, 2019, the Company entered into a securities purchase agreement with FirstFire Global Opportunities Fund LLC (“FirstFire”), an unrelated third party, pursuant to which, it sold a $110,000 convertible note (the “2019 Note”) to FirstFire for gross proceeds of $100,000, with an original discount issuance of $10,000. The transaction closed on October 23, 2019 upon receipt of the funds from FirstFire. The Company incurred $5,000 of legal fees for the transaction. Both the legal fees and original issue discount are amortized over the life of the agreement.

The 2019 Note will mature on October 17, 2020 and will bear interest at the rate of 8% per annum, which interest will be payable on the maturity date or any redemption date and may be paid, in certain conditions, through the issuance of common shares, at the Company’s discretion. The Company makes a monthly principal payment to FirstFire of $6,000 on the 17th day of each month, which started November 17, 2019. The Company also has the right, at any time, to repay all or a part of the 2019 Note, on at least one prior business days’ notice, in an amount equal to 115% of the principal being repaid, plus any accrued but unpaid interest on the principal amount being repaid.

The 2019 Note will be convertible into the Company’s common stock at a conversion price of $10.00 per share (the “Fixed Conversion Price”) at the discretion of the holder. At no time will FirstFire be entitled to convert any portion of the 2019 Note to the extent that after such conversion, FirstFire (together with its affiliates) would beneficially own more than 4.99% of the Company’s outstanding common stock as of such date. The 2019 Note contains standard anti-dilution protection.

The 2019 Note includes customary event of default provisions, and provides for a default interest rate of 15%. Upon the occurrence of an event of default, FirstFire may require the Company to redeem all or any portion of the 2019 Note (including all accrued and unpaid interest), in cash, at a price equal to the product of (A) the amount to be redeemed multiplied by (B) 125%. In addition, upon an event of default, the conversion price would be the lower of (i) the Fixed Conversion Price or (ii) 75% of the lowest closing price of our common stock during the 10 trading days prior to the conversion date.

The principal balance was $92,500 and unamortized discount was $12,000 at December 31, 2019.